Trade payables (Tables)	9 Months Ended
Sep. 30, 2022
Trade payables
Schedule of trade payables

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Payables	2,667	2,395
Invoices to be received	2,679	1,600
Total Trade payables	5,346	3,995